Rights of use asset and lease liability (Tables)	12 Months Ended
Jun. 30, 2024
Rights of use asset and lease liability
Schedule of changes in right of use assets

$
Balance at June 30, 2022	380
Additions	1,124
Amortisation	(274)
Effect of movement in foreign exchange rates	3
Balance at June 30, 2023	1,233
Additions	291
Amortisation	(556)
Effect of movement in foreign exchange rates	6
Right of use asset at June 30, 2024	974

Schedule of changes in lease liabilities

$
Balance at June 30, 2022	390
Additions	1,124
Lease payments	(315)
Interest on lease payments	47
Effect of movement in foreign exchange rates	5
Balance at June 30, 2023	1,251
Additions	291
Lease payments	(637)
Interest on lease payments	84
Balance at June 30, 2024	989
Lease liabilities - current portion	521
Lease liabilities – non-current	468